MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

	December 31, 2019	December 31, 2018
Balance, beginning of year	$29,542	$114,001
Additions	5,355	25,456
Disposals	(3,534)	(63,445)
Gain (loss) recognized on acquisition at fair value	757	(2,782)
Fair value adjustments	34,333	(43,688)
Balance, end of year	$66,453	$29,542

Additions to marketable securities for the year ended December 31, 2019 includes the purchase of 0.8 million common shares of SilverCrest Metals Inc. ("SilverCrest") for total consideration of $3.4 million.

During 2018, we purchased 8.2 million common shares of SilverCrest for total consideration of $23.1 million and sold our remaining position of 9.0 million common shares of Pretium Resources Inc. ("Pretium") for pre-tax cash proceeds of approximately $63.4 million.

The fair value adjustments in 2019 and 2018 relate primarily to the changes in the value of SilverCrest common shares and Pretium common shares, respectively.